S000008596 [Member] Expense Example - William Blair Emerging Markets Growth Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	1,697
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,415
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,273